Risk Management and Hedging Activities - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total AOCI	$ (15)	$ (21)
Commodity Derivatives [Member] | Cash Flow Hedge [Member]
Derivative [Line Items]
Net deferred gain (losses) in AOCI	(6)	(2)
Interest Rate Contract [Member] | Cash Flow Hedge [Member]
Derivative [Line Items]
Net deferred gain (losses) in AOCI	(10)	(19)
Foreign Currency [Member] | Cash Flow Hedge [Member]
Derivative [Line Items]
Net deferred gain (losses) in AOCI	$ 1